INCOME TAXES (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance percentage against deferred tax assets	100.00%	100.00%
Income tax expiration description	The net operating loss carryforward at September 30, 2021 for the years 2001 to 2017 expires in varying amounts from year 2021 to year 2037.	The net operating loss carryforward at December 31, 2020 for the years 2001 to 2017 expires in varying amounts from year 2021 to year 2037.